UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6456

        Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premier Municipal Income Fund, Inc. (NPF)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 0.2%

$535	Alabama Higher Education Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1994D,	No Opt. Call	AAA	$ 536,926
	5.850%, 9/01/04 (Alternative Minimum Tax) - FSA Insured

	Alaska - 0.7%

2,000	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.000%, 6/01/49 -	6/09 at 101.00	AAA	2,074,100
	MBIA Insured

	Arizona - 5.4%

2,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A, 5.000%,	10/14 at 100.00	AAA	2,093,240
	10/01/21

6,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/12 at 101.00	AA	6,523,920
	Refunding Bonds, Series 2002A, 5.250%, 1/01/15

7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	AA	7,599,975
	Bonds, Series 2002B, 5.000%, 1/01/25

	Arkansas - 0.4%

380	Arkansas Development Finance Authority, Single Family Mortgage Bonds, FNMA/GNMA Mortgage-Backed	7/05 at 102.00	AAA	386,213
	Securities Program, Series 1994C, 6.600%, 7/01/17

540	Arkansas Development Finance Authority, Single Family Mortgage Bonds, FNMA/GNMA Mortgage-Backed	7/05 at 102.00	AAA	545,443
	Securities Program, Series 1995B, 6.550%, 7/01/18 (Alternative Minimum Tax)

65	Drew County Public Facilities Board, Arkansas, FNMA-Backed Single Family Mortgage Revenue Refunding	8/04 at 102.00	Aaa	66,371
	Bonds, Series 1993A-2, 7.900%, 8/01/11

70	Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue Refunding Bonds, Series	9/06 at 100.00	Aaa	71,896
	1993A, 7.900%, 9/01/11

	California - 15.7%

2,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series	No Opt. Call	BBB+	1,996,820
	2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

4,000	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A3	4,037,680

5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	5,938,368
	12/01/21 - AMBAC Insured

1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	1,104,080

1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	1,030,010
	Series 1996A, 5.300%, 7/01/21

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A:
28,000	0.000%, 1/01/17	No Opt. Call	AAA	15,753,640
10,000	0.000%, 1/01/22 - FSA Insured	No Opt. Call	AAA	4,169,800

2,640	North Orange County Community College District, California, General Obligation Bonds, Series 2003B,	8/14 at 100.00	AAA	2,838,977
	5.000%, 8/01/16 - FGIC Insured

10,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	10,463,700
	Series 2002, 5.000%, 8/01/17 - MBIA Insured

	Colorado - 0.4%

1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care Inc., Series 1999A,	12/09 at 101.00	Aaa	1,077,930
	5.750%, 12/01/23 - FSA Insured

	Connecticut - 1.1%

2,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	A3	2,081,820
	Power Company, Series 1993A, 5.850%, 9/01/28

1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	1,359,189
	6.250%, 11/15/18

	Florida - 4.8%

4,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 (Alternative Minimum	10/06 at 102.00	AAA	4,298,480
	Tax) - MBIA Insured

5,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.400%, 10/01/39 (Pre-refunded	10/04 at 101.00	AA-***	5,084,550
	to 10/01/04)

4,790	Jacksonville, Florida, Sales Tax Revenue Bonds, River City Renaissance Project, Series 1996,	4/06 at 101.00	AAA	5,023,992
	5.125%, 10/01/18 - FGIC Insured

	Georgia - 4.3%

8,000	George L. Smith II Georgia World Congress Center Authority, Revenue Refunding Bonds, Domed Stadium	7/10 at 101.00	AAA	8,465,440
	Project, Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax) - MBIA Insured

4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.125%,	11/13 at 100.00	AAA	4,385,577
	11/01/17 - MBIA Insured

	Hawaii - 0.8%

2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Electric Company	1/09 at 101.00	AAA	2,483,663
	Inc. and Subsidiaries Project, Series 1999D, 6.150%, 1/01/20 (Alternative Minimum Tax) - AMBAC
	Insured

	Idaho - 0.1%

270	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	7/06 at 102.00	Aa1	270,964
	7/01/14 (Alternative Minimum Tax)

	Illinois - 21.7%

8,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,	No Opt. Call	AAA	3,071,261
	Series 1999, 0.000%, 1/01/24 - FGIC Insured

905	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago Board	No Opt. Call	AAA	1,059,556
	of Education, Series 1990B, 7.000%, 1/01/15 - MBIA Insured

13,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.125%, 1/01/25 - FGIC	1/06 at 102.00	AAA	13,126,360
	Insured

12,130	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 - AMBAC Insured	No Opt. Call	AAA	13,710,782

6,090	Cicero, Illinois, General Obligation Tax Increment Bonds, Series 1995A, 8.125%, 12/01/12	12/04 at 102.00	N/R***	6,318,740
	(Pre-refunded to 12/01/04)

4,295	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House of	9/04 at 100.00	A	4,299,682
	Maywood Development, Series 1992, 7.000%, 9/01/18

1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17 - FGIC	2/12 at 100.00	AAA	1,650,315
	Insured

9,300	Community Unit School District No. 220 Lake, Cook, Kane and McHenry Counties, Illinois,	No Opt. Call	AAA	10,263,852
	General Obligation Bonds, Series 2002, 5.250%, 12/01/18 - FSA Insured

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding
	Bonds, Series 1996A:
10,575	0.000%, 12/15/23 - MBIA Insured	No Opt. Call	AAA	3,813,557
10,775	0.000%, 12/15/24 - MBIA Insured	No Opt. Call	AAA	3,631,283

2,000	Onterie Center Housing Finance Corporation, An Illinois Not For Profit Corporation, Mortgage	1/05 at 101.00	AAA	2,054,780
	Revenue Refunding Bonds, FHA-Insured Mortgage Loan-Onterie Center Project, Series 1992A, 7.050%,
	7/01/27 - MBIA Insured

2,588	Wood River Township, Madison County, Illinois, General Obligation Bonds, Series 1993, 6.625%,	8/04 at 102.00	N/R	2,317,602
	2/01/14

	Indiana - 7.9%

	Anerson School Building Corporation, Madison County, Indiana, First Mortgage Bonds, Series 2003:
1,000	5.500%, 7/15/19 - FSA Insured	1/14 at 100.00	AAA	1,099,360
2,275	5.500%, 7/15/23 - FGIC Insured	1/14 at 100.00	AAA	2,456,818

	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community
	School Corporation, Series 2000:
7,480	0.000%, 1/15/21 - MBIA Insured	No Opt. Call	AAA	3,218,569
7,980	0.000%, 1/15/22 - MBIA Insured	No Opt. Call	AAA	3,212,668
6,180	0.000%, 1/15/23 - MBIA Insured	No Opt. Call	AAA	2,327,944

2,535	Hammond Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds,	7/13 at 100.00	AAA	2,579,819
	Series 2003A, 5.000%, 7/15/23 - FGIC Insured

2,350	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AAA	2,617,219
	(Pre-refunded to 6/01/13) - FSA Insured

9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 - AMBAC	No Opt. Call	AAA	3,024,534
	Insured

2,860	St. Joseph County PHM Elementary/Middle School Building Corporation, Indiana, First Mortgage Bonds,	No Opt. Call	A	3,174,285
	Series 1994, 6.300%, 1/15/09

	Louisiana - 0.5%

1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted	9/05 at 103.00	AAA	1,372,553
	Care Facility, Series 1995, 6.850%, 9/01/25

	Maine - 5.0%

7,965	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	8,360,144
	1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)

6,395	Maine State Housing Authority, Mortgage Purchase Bonds, Series 2004A-2, 5.000%, 11/15/21	5/13 at 100.00	AA+	6,655,276
	(Alternative Minimum Tax)

	Maryland - 0.7%

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	BBB	1,949,680
	2004, 5.375%, 8/15/24

	Massachusetts - 2.8%

5	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds, Series	1/05 at 100.00	Aaa	5,153
	1987A, 8.750%, 7/01/18 (Pre-refunded to 1/01/05)

1,900	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/20 (Pre-refunded to 10/01/13)	10/13 at 100.00	Aa2	2,102,521

1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College Issue, Series 2004,	10/14 at 100.00	BBB	1,017,350
	5.625%, 10/01/24

2,000	Massachusetts Housing Finance Agency, FHA-Insured Rental Housing Mortgage Revenue Bonds, Series	7/07 at 101.00	AAA	2,022,980
	1997C, 5.625%, 7/01/40 (Alternative Minimum Tax) - AMBAC Insured

3,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24 - FGIC	1/14 at 100.00	AAA	3,137,070
	Insured

	Michigan - 2.8%

1,975	Clinton Charter Township, Macomb County, Michigan, Unlimited Tax General Obligation Police Building	4/09 at 101.00	AAA	1,899,318
	Bonds, Series 1998, 4.000%, 4/01/18 - FGIC Insured

2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 - XLCA Insured	4/13 at 100.00	AAA	3,116,529

3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	AAA	3,253,902
	2002C, 5.375%, 12/01/19 - FGIC Insured

	Minnesota - 7.2%

6,900	Champlin, Minnesota, GNMA Guaranteed Senior Housing Revenue Bonds, Champlin Shores Senior Living	6/12 at 105.00	Aaa	7,075,191
	Center, Series 2002A, 3.000%, 12/20/43

1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine	2/14 at 100.00	A-	1,006,990
	Health System-St. Mary's Duluth Clinic, Series 2004, 5.250%, 2/15/21

2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners	12/13 at 100.00	BBB+	2,390,371
	Inc. Project, Series 2003, 6.000%, 12/01/20

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series
	2004-5Y:
530	5.250%, 10/01/19 (WI, settling 8/19/04)	10/14 at 100.00	A2	558,138
1,500	5.250%, 10/01/34 (WI, settling 8/19/04)	10/14 at 100.00	A2	1,505,280

10,780	Northwest Minnesota Multi-County Housing and Redevelopment Authority, Governmental Housing Revenue	10/04 at 102.00	N/R	5,929,000
	Bonds, Pooled Housing Program, Series 1994B, 8.125%, 10/01/26

3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series	12/13 at 100.00	AA+	3,208,740
	2003, 5.250%, 12/01/20

	Missouri - 2.3%

5,000	Missouri, General Obligation Refunding Bonds, Fourth State Building, Series 2002A, 5.000%,	10/12 at 100.00	AAA	5,266,850
	10/01/18

1,590	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series	6/11 at 101.00	AAA	1,619,320
	2001A, 5.250%, 6/01/28 - AMBAC Insured

	Nebraska - 2.4%

1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical	No Opt. Call	A2	1,612,659
	Center, Series 2003, 5.000%, 11/15/16

2,830	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12	9/04 at 100.00	A+***	3,102,218

2,350	Nebraska Higher Education Loan Program Incorporated, Senior Subordinate Bonds, Series 1993A-5B,	No Opt. Call	AAA	2,511,186
	6.250%, 6/01/18 (Alternative Minimum Tax) - MBIA Insured

	Nevada - 4.0%

10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19 -	6/12 at 100.00	AAA	11,950,651
	MBIA Insured

	New Hampshire - 1.9%

490	New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown Northwood Academy Project, Series	No Opt. Call	N/R	491,343
	1994, 7.250%, 5/01/09

5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Revenue Remarketed Bonds,	7/10 at 101.00	Aaa	5,229,350
	Countryside LP Project, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)

	New Jersey - 1.1%

3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	A+	3,200,400
	6/15/24

	New York - 14.5%

5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	5,243,950
	2002A, 5.125%, 11/15/21 - FGIC Insured

1,000	New York City, New York, General Obligation Bonds, Fiscal Series 1995A, 7.000%, 8/01/04	No Opt. Call	A	1,000,150

	New York City, New York, General Obligation Bonds, Fiscal Series 1996J:
630	5.875%, 2/15/19 (Pre-refunded to 2/15/06)	2/06 at 101.50	A***	677,949
3,370	5.875%, 5/15/19	2/06 at 101.50	A	3,567,078

4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	A	4,430,311

1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005B, 5.250%, 8/01/15	8/14 at 100.00	A	1,289,364

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	1998A:
1,750	5.125%, 8/15/21 (Pre-refunded to 8/15/07)	8/07 at 101.00	AA+***	1,908,900
935	5.125%, 8/15/21 (Pre-refunded to 8/15/07)	8/07 at 101.00	AA+***	1,019,898
1,795	5.125%, 8/15/21	8/07 at 101.00	AA+	1,842,980

1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA-	1,581,180
	Community Colleges, Series 2004B, 5.250%, 7/01/19

10,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/10 at 101.00	AAA	11,321,000
	Facilities Revenue Bonds, 1999 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded to 5/15/10) -
	FSA Insured

1,220	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Hospital	8/04 at 100.00	AAA	1,278,560
	and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

3,775	New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital Center,	8/04 at 101.00	AAA	3,888,250
	FHA-Insured Mortgage Revenue Bonds, Series 1993A, 5.600%, 8/15/13

3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,376,620
	5.250%, 6/01/22

1,000	New York State Urban Development Corporation, Corporate Purpose Bonds, Subordinate Lien, Series	7/14 at 100.00	A	1,021,810
	2004A, 5.125%, 1/01/22

	North Carolina - 4.0%

10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AAA	12,007,946
	6.000%, 1/01/22 - CAPMAC Insured

	Ohio - 2.0%

2,110	Cleveland-Rock Glen Housing Assistance Corporation, Ohio Mortgage Revenue Refunding Bonds, FHA-Insured	1/05 at 103.00	AAA	2,175,241
	Mortgage Loans - Section 8 Assisted Projects, Series 1994A, 6.750%, 1/15/25

4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc. Project, Series 2004, 4.250%, 4/01/33	No Opt. Call	BBB+	3,832,680
	(Alternative Minimum Tax) (Mandatory put 4/01/14)

	Oregon - 2.2%

	Oregon, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	AA-	1,868,846
1,990	5.000%, 8/01/23	8/14 at 100.00	AA-	2,042,795

2,400	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2004A, 5.000%,	No Opt. Call	AAA	2,611,440
	4/01/14 - FSA Insured

	Pennsylvania - 1.6%

1,775	Falls Township Hospital Authority, Revenue Refunding Bonds, Pennsylvania FHA-Insured Revenue Bonds,	8/04 at 100.00	AAA	1,863,928
	Delaware Valley Medical Center Project, Series 1992, 7.000%, 8/01/22

2,825	Philadelphia Water and Sewer System, Pennsylvania, Water and Wastewater Revenue Bonds, Series 10,	No Opt. Call	AAA	2,839,747
	7.350%, 9/01/04

	South Carolina - 9.8%

2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Securing Assets for	12/13 at 100.00	A-	2,520,000
	Education, Series 2003, 5.250%, 12/01/24

4,405	Dorchester County School District No. 2, South Carolina, Installment Purchase Revenue Bonds, Series	12/14 at 100.00	A	4,482,043
	2004, 5.250%, 12/01/23

3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003,	12/13 at 100.00	AA-	3,490,166
	5.250%, 12/01/19

3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AAA	3,781,090
	5/01/21 - AMBAC Insured

1,500	South Carolina JOBS Economic Development Authority, Revenue Bonds, Bon Secours Health System Inc.,	11/12 at 100.00	A-	1,487,655
	Series 2002A, 5.625%, 11/15/30

5,500	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	8/13 at 100.00	BBB	5,716,260
	Alliance, Series 2003C, 6.375%, 8/01/34

8,800	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	8,032,200
	Bonds, Series 2001B, 6.000%, 5/15/22

	Tennessee - 0.7%

2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and	1/09 at 101.00	AAA	2,139,722
	Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/23 - MBIA Insured

	Texas - 6.4%

1,500	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC, Series	10/13 at 101.00	BBB	1,560,915
	2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)

3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/25 -	5/14 at 100.00	AAA	3,122,100
	MBIA Insured

2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	2,346,268
	Corporation, Series 2003C, 5.250%, 5/15/25 - AMBAC Insured

2,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	2,066,700
	2001, 5.375%, 2/15/26

3,833	Texas General Services Commission, Participation Interests, Series 1992, 7.500%, 9/01/22	9/04 at 100.50	A	3,896,382

	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 - AMBAC Insured	8/13 at 100.00	AAA	3,783,171
2,250	5.250%, 2/15/19 - AMBAC Insured	8/13 at 100.00	AAA	2,404,350

160	Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	160,869
	Series 1995, 8.125%, 1/01/11

	Utah - 0.4%

680	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21 (Alternative	7/11 at 100.00	Aa2	694,668
	Minimum Tax)

115	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	1/07 at 102.00	AA	115,443
	(Alternative Minimum Tax)

450	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/15	7/07 at 101.50	AA	468,689
	(Alternative Minimum Tax)

	Washington - 9.1%

3,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A,	7/13 at 100.00	Aaa	3,261,930
	5.500%, 7/01/16

6,160	Public Hospital District No. 2, King County, Washington, Limited Tax General Obligation Bonds,	6/11 at 101.00	AAA	6,342,890
	Evergreen Healthcare, Series 2001A, 5.250%, 12/01/24 - AMBAC Insured

5,000	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	5,545,350
	2001, 5.500%, 3/01/12 - FSA Insured

1,000	Skagit County Public Hospital District No. 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa3	992,560
	Series 2003, 6.000%, 12/01/23

9,750	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT-6, 6.250%, 2/01/11	No Opt. Call	Aa1	11,056,110

	West Virginia - 1.8%

3,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B, 5.250%,	11/13 at 101.00	AAA	3,327,534
	11/01/23 - AMBAC Insured

2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,172,300
	10/01/23 - AMBAC Insured

	Wisconsin - 5.1%

455	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A, 6.850%,	1/05 at 100.00	AA	455,705
	11/01/12

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/10 at 101.00	AA	5,567,650
	1999, 6.250%, 2/15/18 - RAAI Insured

5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc.,	7/11 at 100.00	A-	5,826,095
	Series 2001, 6.000%, 7/01/30

2,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	A+	2,336,742
	Health Obligated Group, Series 2001, 5.375%, 10/01/30

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	987,480
	2004, 5.375%, 5/01/18

$496,041	Total Long-Term Investments (cost $439,528,204) - 151.8%			455,173,573

	Short-Term Investments - 1.0%

1,000	Clark County School District, Nevada, General Obligation Variable Rate Demand Bonds, Series 2001A,		A-1+	1,000,000
	1.050%, 6/15/21 - FSA Insured†

395	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare		A-1+	395,000
	Obligated Group, Variable Rate Demand Obligations, Series 1999C, 1.100%, 8/15/31 - MBIA Insured†

1,500	Massachusetts Development Finance Authority, Revenue Bonds, Variable Rate Demand Obligations,		A-1+	1,500,000
	Boston University, Series 2002R-2, 1.070%, 10/01/42 - XLCA Insured†

$2,895	Total Short-Term Investments (cost $2,895,000)			2,895,000

	Total Investments (cost $442,423,204) - 152.8%			458,068,573

	Other Assets Less Liabilities - 2.2%			6,791,083

	Preferred Shares, at Liquidation Value - (55.0)%			(165,000,000)

	Net Assets Applicable to Common Shares - 100%			$299,859,656

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $442,368,176.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 22,381,879
	Depreciation	(6,681,482)

	Net unrealized appreciation of investments	$ 15,700,397

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.